Activities of Orange Bank - Debt securities - At fair value through other comprehensive income (Details) - Operating segments [member] - Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] - Orange Bank, operating segment [member] - Debt securities [member]
€ in Millions
12 Months Ended
Dec. 31, 2018 EUR (€)
Categories of financial assets [abstract]
Financial assets at beginning of period	€ 786
Acquisitions	487
Repayments and disposals	(333)
Change in fair value	(8)
Other movements	(7)
Financial assets at end of period	€ 925